Commitments, Contingencies And Guarantees (Information On Derivative Contracts) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Commitments, Contingencies And Guarantees [Line Items]
Cash Collateral for Borrowed Securities	¥ 6,377		¥ 6,761
Standby Letters Of Credit And Other Guarantees [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Standby letters of credit and other guarantees	264	[1]	267	[1]
Maximum Potential Payout /Notional Total, Standby letters of credit and other guarantees	21,674	[1]	8,512	[1]
Derivative Contracts [Member]
Commitments, Contingencies And Guarantees [Line Items]
Carrying value, Derivative contracts	3,997,315	[2],[3]	3,539,472	[2],[3]
Maximum Potential Payout /Notional Total, Derivative Contracts	¥ 107,572,427	[2],[3]	¥ 101,555,634	[2],[3]

[1]	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2011 was ¥6,761 million and as of March 31, 2012 is ¥6,377 million.
[2]	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
[3]	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from “Derivative Contracts”.